Investments - Fair Value Hierarchy of Investments (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Non-current and current investments
Available-for-sale investments	£ 2,621	£ 1,474	£ 2,917
Fair value through profit or loss	7	7	7
Total	2,628	1,481	2,924
Level 1 [Member]
Non-current and current investments
Available-for-sale investments	32	21	24
Fair value through profit or loss	7	7	7
Total	39	28	31
Level 2 [Member]
Non-current and current investments
Available-for-sale investments	2,575	1,437	2,878
Total	2,575	1,437	2,878
Level 3 [Member]
Non-current and current investments
Available-for-sale investments	14	16	15
Total	£ 14	£ 16	£ 15